Small-Cap Equity Portfolio
Small-Cap Equity Portfolio
Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Small-Cap Equity Portfolio		Class I	Class P
Management Fee		0.75%	0.75%
Service Fee		0.20%	none
Other Expenses		0.04%	0.04%
Acquired Fund Fees and Expenses	[1]	0.03%	0.03%
Total Annual Fund Operating Expenses		1.02%	0.82%
Less Fee Waiver	[2]	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses	[3]	0.92%	0.72%
[1]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[2]	PLFA has agreed to waive 0.10% of its management fee through April 30, 2017. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days’ prior written notice by the Trust, or (iii) if the sub-advisory agreement with Franklin Advisory Services, LLC or BlackRock Investment Management, LLC is terminated.
[3]	after Fee Waiver

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example - Small-Cap Equity Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	94	315	554	1,239
Class P	74	252	445	1,004

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption - Small-Cap Equity Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	94	315	554	1,239
Class P	74	252	445	1,004

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate was 39% of the average value of the Fund.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in securities of companies with small market capitalizations, including instruments with characteristics of small-capitalization equity securities (such as derivatives). The sub-advisers generally consider a company to be a small-capitalization company if it has a market capitalization that is no more than: (1) the largest market capitalization of a company in the Russell 2000 Value Index as of the most recent month end; or (2) the average of the month end largest market capitalization of a company in the Russell 2000 Value Index over the prior 12 months. As of December 31, 2015, those capitalization amounts were (1) $5.09 billion and (2) $5.12 billion, respectively. As of December 31, 2015, the weighted average market capitalization of the Fund was approximately $1.9 billion.

The Fund invests mainly in common stocks of small, publicly traded companies.

This Fund is sub-advised by both Franklin Advisory Services, LLC (“Franklin”) and BlackRock Investment Management, LLC (“BlackRock”). PLFA is the Fund’s investment adviser and, subject to the approval of the Trust’s board of trustees, selects the Fund’s sub-advisers and monitors their performance on an ongoing basis. PLFA has selected the Fund’s current sub-advisers because of their different approaches to investing in securities of companies with small market capitalizations. Franklin uses an active management style; BlackRock uses an index management style and seeks to track the performance of the Fund’s benchmark index. PLFA allocates the Fund’s assets between Franklin and BlackRock and may change the allocation or rebalance at any time. PLFA allocates assets to the sub-advisers to increase diversification among securities and investment styles in seeking to increase the Fund’s potential for investment return while managing its risk and volatility.

Franklin managed portion: Franklin generally invests its portion of the Fund’s assets in common stocks that it believes are currently undervalued and have the potential for capital appreciation. In choosing investments that are undervalued, Franklin focuses on companies that have one or more of the following characteristics.
  Stock prices that are low relative to current or historical or future earnings, book value, cash flow or sales — all relative to the market, a company’s industry or a company’s earnings history.
  Recent sharp price declines but the potential for good long-term earnings prospects, in the sub-adviser’s opinion.
  Valuable intangibles not reflected in the stock price, such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks.
In addition to price, Franklin, in choosing an investment, may consider a variety of other factors that may identify the issuer as a potential turnaround candidate or takeover target, such as ownership of valuable franchises, trademarks or trade names, control of distribution networks and market share for particular products. Purchase decisions may also be influenced by income, company buy-backs, and insider purchases and sales.

Franklin employs a bottom-up stock selection process.

Franklin may invest up to 25% of its portion of the Fund’s assets in securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”).

Franklin may sell a holding when it appreciates to a stated target, it fails to perform as expected or when other opportunities appear more attractive.

BlackRock managed portion: BlackRock invests its portion of the Fund’s assets in securities that are included in the Russell 2000 Value Index or have economic characteristics similar to securities included in that index. The Russell 2000 Value Index measures the performance of the small-capitalization value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. BlackRock principally invests in common stock.

BlackRock’s portion of the Fund will generally hold any number of the stocks in the index and tries to match its sector weightings and characteristics. BlackRock periodically reviews and rebalances its portion of the Fund’s investments to more closely track the performance of the index. BlackRock will not, however, actively manage its portion of the Fund or carry out a financial analysis of its holdings.

BlackRock will not deviate from the above noted strategies at any time for any reason.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the Fund will achieve its investment goal. There may be losses in the value of an investment as asset values fluctuate and you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. The Fund may be affected by the following principal risks:

Franklin managed portion
  Active Management Risk: The Manager’s judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.
  Currency Risk: Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition or removal of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments in that foreign currency and investments denominated in that foreign currency.
  Foreign Markets Risk: Exposure to foreign markets, including through depositary receipts, can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, may not have any obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.
BlackRock managed portion
  Passive Management Risk: A passively managed (or index) fund generally holds constituent securities of its benchmark index regardless of performance, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform a benchmark index). Such fund will also perform poorly when the index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track its index as closely as possible.
  Tracking Error Risk: Performance of the Fund may vary, sometimes substantially, from the performance of its benchmark index due to imperfect correlation between the Fund’s investments and the index.
Additional principal risks
  Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations.
  Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.
  Price Volatility Risk: To the extent the Fund invests in investments whose value may go up or down rapidly or unpredictably, the Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.
  Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.
  Underlying Fund Risk: Because the Fund may serve as an underlying fund of one or more “fund of funds” of the Trust and thus have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing potential increases in expenses to the Fund and sale of securities in a short timeframe, both of which could negatively impact performance.
  Value Companies Risk: Value companies are those that are thought to be undervalued and perceived as trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Performance
The bar chart and table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers that were in effect during the periods presented.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q4 2011: 18.84%; Q3 2011: (21.36%)
Average Annual Total Returns (For the periods ended December 31, 2015)
Average Annual Total Returns - Small-Cap Equity Portfolio	1 year	5 years	10 years	Since Inception	Inception Date
Class I	(7.88%)	7.29%	7.53%		May 02, 2005
Class P	(7.70%)			6.12%	May 02, 2011
Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)	(7.47%)	7.67%	5.57%